Finance Profit/(Loss) - Schedule of Information About Finance Income and Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Finance Income Expense [Line Items]
Investment income	R$ 64,322	R$ 110,474	R$ 94,728
Financial revenue through amortized cost	19,213	4,571	0
Foreign currency variation income	0	742	2,514
Financial revenue on sublease agreements	538	700	390
Contingent consideration variation	0	4,051	13,971
Other finance income	2,798	1,271	530
Finance income	86,871	121,809	112,133
Financial expense on lease agreements	(8,295)	(9,809)	(9,359)
Interest expense on loans and financing	(61,784)	(23,654)	(5,804)
Bank fees	(151)	(141)	(354)
Interest and arrears	(3)	0	(4)
Investment losses	0	(111)	(554)
Fines on taxes	(3)	(1)	(4)
Foreign currency variation expense	(20,807)	(775)	(2,986)
Interest on taxes	(85)	(79)	0
Contingent consideration variation	(19,915)	(19,923)	0
Other financial expenses	(1,182)	(87)	0
Finance costs	(112,225)	(54,580)	(19,065)
Finance profit, net	R$ (25,354)	R$ 67,229	R$ 93,068